Performance B.4.3. Directors and executive (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 943	$ 1,122	$ 1,143
Remuneration expense, percent cash | shares	6,591	8,731	8,002
Remuneration expense, percent shares	51.00%	52.00%	50.00%
Renumeration charge, shares (in shares)	49.00%	48.00%	50.00%
Shares beneficially owned by the Directors | shares	23,887	27,067
Classes of employee benefits expense:
Base salary	$ 356,000	$ 320,000	$ 290,000
Pension	7,000	8,000	6,000
Other benefits	70,000	45,000	74,000
Share based compensation	21,000	22,000	14,000
Employee benefits expense	$ 514,000	$ 451,000	451,000
Shares awards vested (in shares) | shares	207,092	136,047
Shares not yet vested (in shares) | shares	512,211	447,391
Chairperson
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 169	$ 233	243
Shares beneficially owned by the Directors | shares	8,554	7,000
Other members of the Board
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 774	$ 889	900
Shares beneficially owned by the Directors | shares	15,333	20,067
CEO
Classes of employee benefits expense:
Base salary	$ 1,112	$ 1,000	1,000
Bonus	1,492	707	660
Pension	247	150	150
Other benefits	66	64	48
Termination benefits	0
Total before share based compensation	2,918	1,921	1,858
Share based compensation	5,027	2,783	2,660
Employee benefits expense	$ 7,945	$ 4,704	$ 4,518
Number of shares granted (in shares)	80,264	61,724	49,171
Shares awards vested (in shares) | shares	122,310	80,159
Shares not yet vested (in shares) | shares	172,485	148,324
CFO
Classes of employee benefits expense:
Base salary	$ 673	$ 648	$ 599
Bonus	557	455	450
Pension	101	97	82
Other benefits	63	15	18
Termination benefits	0
Total before share based compensation	1,393	1,215	1,149
Share based compensation	1,567	1,492	1,481
Employee benefits expense	2,960	2,707	2,630
Executive team (9 members)
Classes of employee benefits expense:
Base salary	3,930	3,822	3,797
Bonus	2,445	1,590	1,411
Pension	962	629	513
Other benefits	805	1,193	720
Termination benefits	301
Total before share based compensation	8,444	7,233	6,441
Share based compensation	4,957	5,202	4,031
Employee benefits expense	$ 13,401	$ 12,435	$ 10,472
Number of shares granted (in shares)	112,472	167,371	104,573
Shares awards vested (in shares) | shares	84,782	55,888
Shares not yet vested (in shares) | shares	339,726	299,067